UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 299-3500

Date of fiscal year end:  MAY 31

Date of reporting period:  JUNE 1, 2008 - NOVEMBER 30, 2008

                                 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

November 30, 2008

Essex Growth Fund

Essex Small/Micro Cap Growth Fund

Managers AMG Funds

Essex Growth and Essex Small/Micro Cap Growth Funds

Semi-Annual Report — November 30, 2008 (unaudited)

Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUNDS’ PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Essex Growth Fund	5

Essex Small/Micro Cap Growth Fund	8

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	12
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	13
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	15
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

As has been well documented, the financial markets were under significant pressure during a majority of the six-month period ending November 30, 2008 (the “Period”). Stocks were somewhat resilient early in the Period, as investors weighed the continued fallout of the credit crisis against the U.S. Government’s attempts to restore order. The resiliency, however, faded quickly in early September when investors learned that the U.S. Department of the Treasury had placed Fannie Mae and Freddie Mac into conservatorship and that Merrill Lynch had agreed to be acquired by Bank of America for $50 billion dollars in an all-stock deal. As it turned out, several other large financial companies would feel the pressure of the crisis including Lehman Brothers, which filed for bankruptcy, Washington Mutual, which would be acquired by JPMorgan and AIG, which was bailed out by the U.S. Government.

The very serious nature of the crisis led investors to panic and sell shares indiscriminately. The resulting impact on the domestic equity markets was widespread and very similar across market capitalizations. For the Period, the Russell 1000® (large cap), 2000® (small cap), and 3000® (all cap) Indices returned -36.58%, -36.26%, and -36.55%, respectively. Within the Russell 3000® Index, however, performance varied notably by sector for the Period, with materials, financials, and information technology experiencing the steepest losses (-51.89%, -44.06%, and -41.85%, respectively), while consumer staples, health care, and utilities held up the best (-15.57%, -22.26%, and -26.26%, respectively). International stocks underperformed their domestic counterparts as the MSCI EAFE Index returned -44.92% in U.S. Dollar terms, due in part to the strengthening of the U.S. Dollar during this period.

Fixed income securities in the U.S. and abroad were not immune to the financial crisis. The Barclays Capital U.S. Aggregate Index and the Barclays Capital Global Aggregate Index posted mixed results, returning 0.24% and -4.62%, respectively. Within the fixed income markets, performance varied notably along the credit spectrum, as higher quality securities easily outperformed lower quality issues. For the Period, U.S. Treasuries returned 8.46% while the Barclays Capital U.S. High Yield Index returned -32.46%.

Against this backdrop, performance with respect to the Essex Growth Fund and Essex Small/Micro Cap Growth Fund (each a “Fund,” and collectively the “Funds”), was challenged on an absolute and relative basis, as detailed below.

Periods Ended 11/30/08	6 Months	1 Year	3 Years	5 Years
Essex Growth Fund—(I)	(47.84)%	(52.58)%	(16.34)%	(8.69)%
Russell 3000® Growth Index	(38.40)%	(39.86)%	(9.83)%	(3.11)%
Essex Small/Micro Cap Growth Fund—(A)	(46.39)%	(51.24)%	(14.36)%	(3.80)%
Russell 2000® Growth Index	(39.80)%	(41.34)%	(10.94)%	(3.29)%

(I) = Institutional Share Class; (A) = A Share Class.

Note: Returns greater than one year are annualized.

Performance for all share classes are included within this report.

For the six-month period ended November 30, 2008, the Essex Growth Fund returned –47.84%, underperforming the Russell 3000® Growth Index, which returned –38.40%. The past six months have been very challenging for the Fund after posting strong results relative to its benchmark and peers in 2007.

The primary drivers of the Fund’s underperformance in the Period were stock selection within the information technology and industrials sectors, as well as weak sector positioning with respect to an underweight to the consumer staples sector. In the technology space, Research in Motion, Ltd. detracted notably from performance, as weak gross margins and below-consensus gross margin guidance had a negative impact on the stock. In the industrials space, American Super Conductor and A-Power Energy Generation Systems were laggards due partly to their exposure to the alternative energy market. Partially offsetting these issues was the Fund’s underweight to the traditional energy sector.

Letter to Shareholders (continued)

For the six-month period ended November 30, 2008, the Essex Small/Micro Cap Growth Fund returned –46.39%, underperforming the Russell 2000® Growth Index, which returned –39.80%. Including the results of this six-month period, the Fund has still outperformed the benchmark for the 7-year and since-inception periods, due in large part to top quartile performance relative to peer funds in four of the five calendar years ending 2007. As indicated above, however, the Fund’s results over the past 1-, 3-, and 5-year time periods trail those of the benchmark.

The primary drivers of the Fund’s underperformance for the Period were stock selection in the information technology and industrial sectors, as well as substantial exposure to micro-cap stocks relative to the benchmark. In technology, the Fund stumbled in the semiconductor space as both Anadigics and AXT Inc. detracted notably from performance. In the industrials space, exposure to alternative energy through A-Power Generation Systems and commodities via Bucyrus weighed heavily on returns for the Period. Partially offsetting the aforementioned detractors was the Fund’s underweight to the lagging traditional energy sector.

Going forward, the Subadvisor for both Funds, Essex Investment Management Company, LLC (“Essex”), believes that the equity markets are likely to remain volatile while the credit crisis continues to unfold and while investors struggle to define the magnitude of the economic downturn. Although major averages have bounced sharply off the November lows, Essex believes it is unlikely that we have yet reached the point of a sustainable upswing in returns. While some credit measures such as LIBOR and conforming mortgage spreads have improved, other important metrics such as corporate bond spreads and bank lending have not. Essex is cautiously optimistic that the lowering of short-term interest rates to near zero by the Federal Reserve coupled with the expected enactment of the next Presidential Administration’s ambitious stimulus package will set the stage for an economic recovery in the second half of 2009. Essex’s strategy in this uncertain environment is to focus on companies that demonstrate strong cash flows, leading products and services, and more importantly, the capital discipline that can result in sustained relative earnings gains over the next several years.

The following report covers the six-month period ended November 30, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for either of these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Respectfully,

John H. Streur
Senior Managing Partner
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2008	Net Expense Ratio for the Period	Beginning Account Value 06/01/2008	Ending Account Value 11/30/2008	Expenses Paid During the Period*
Essex Growth Fund
Institutional Class
Actual	1.37%	$1,000	$522	$5.24
Hypothetical (5% return before expenses)	1.37%	$1,000	$1,018	$6.95
Essex Small/Micro Cap Growth Fund
Class A
Actual	1.49%	$1,000	$536	$5.74
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$7.54
Class C
Actual	2.24%	$1,000	$534	$8.61
Hypothetical (5% return before expenses)	2.24%	$1,000	$1,014	$11.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers AMG Funds Performance

All periods ended November 30, 2008 (unaudited)

			Average Annual Total Returns [1]
		Six Months	One Year	Three Years	Five Years	Since Inception	Inception Date
Essex Growth Fund [2,3]
Institutional Class		(47.84)%	(52.58)%	(16.34)%	(8.69)%	(5.84)%	11/1/1999
Russell 3000® Growth Index [5]		(38.40)%	(39.86)%	(9.83)%	(3.11)%	(5.95)%	11/1/1999
Essex Small/Micro Cap Growth Fund [2,4]
Class A*	No Load	(46.39)%	(51.24)%	(14.36)%	(3.80)%	3.59%	9/28/2000
Class A*	With Load	(49.48)%	(54.04)%	(16.03)%	(4.94)%	2.85%	9/28/2000
Class C*	No Load	(46.63)%	(51.63)%	—	—	(20.16)%	3/1/2006
Class C*	With Load	(47.16)%	(52.11)%	—	—	(20.16)%	3/1/2006
Russell 2000® Growth Index [6]		(39.80)%	(41.34)%	(10.94)%	(3.29)%	(5.55)%	9/28/2000

*	The inception date for class A shares reflects that of the “Predecessor Fund” which commenced operations September 28, 2000. Class C shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2008. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/ or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002 reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[6]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Growth Index and the Russell 3000® Growth Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Essex Growth Fund

Fund Snapshots

November 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Essex Growth Fund**	Russell 3000® Growth
Health Care	30.4%	15.7%

Information Technology	23.9%	27.7%

Consumer Discretionary	14.7%	9.4%

Industrials	12.9%	13.7%

Financials	4.5%	3.9%

Energy	3.8%	9.3%

Telecommunication Services	3.5%	0.8%

Consumer Staples	2.6%	13.9%

Materials	1.4%	3.6%

Utilities	0.0%	2.0%

Other Assets and Liabilities	2.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Genentech, Inc.	4.5%
Abbott Laboratories Co.*	3.4
International Business Machines Corp.*	3.2
Gilead Sciences, Inc.*	3.1
Apple, Inc.	2.7
Activision Blizzard, Inc.	2.7
Southwestern Energy Co.	2.6
QUALCOMM, Inc.	2.5
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2.4
McAfee, Inc.	2.4

Top Ten as a Group	29.5%

*	Top Ten Holding at May 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a speci3 c security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Growth Fund

Schedule of Portfolio Investments

November 30, 2008 (unaudited)

	Shares		Value
Common Stocks—97.7%
Consumer Discretionary—14.7%
Apollo Group, Inc., Class A	2,357		$181,112
Buffalo Wild Wings, Inc.	6,399	[2]	146,921
Burger King Holdings, Inc.	10,047		216,111
Corinthian Colleges, Inc.	11,261		181,077
Exide Technologies, Inc.	10,896		49,032
Genesco, Inc.	5,285		71,136
Kohl’s Corp.	6,824		222,872
TJX Cos., Inc.	9,205		210,058
Warnaco Group, Inc., The	5,086		91,039
Westport Innovations, Inc.	13,036		51,623
Total Consumer Discretionary			1,420,981
Consumer Staples—2.6%
Central European Distribution Corp.	3,604		85,199
Green Mountain Coffee Roasters, Inc.	4,625	[2]	168,072
Total Consumer Staples			253,271
Energy—3.8%
Peabody Energy Corp.	4,733		110,894
Southwestern Energy Co.	7,359		252,929
Total Energy			363,823
Financials—4.5%
Charles Schwab Corp., The	11,777		215,873
Goldman Sachs Group, Inc.	954		75,357
State Street Corp.	3,342		140,732
Total Financials			431,962
Health Care—30.4%
Abbott Laboratories Co.	6,270		328,485
Baxter International, Inc.	3,274		173,195
Celgene Corp.	3,381		176,150
Chindex International, Inc.	5,677		34,062
Genentech, Inc.	5,732		439,071
Gilead Sciences, Inc.	6,604		295,793
Hansen Medical, Inc.	10,136		93,150
HMS Holdings Corp.	6,879		202,930
ICON PLC.	7,278		154,221
IDEXX Laboratories, Inc.	2,645		81,757
Illumina, Inc.	5,794	[2]	127,526
Sequenom, Inc.	10,131		169,289
Shire Pharmaceuticals PLC	2,090		85,691
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,488		236,807
Varian Medical Systems, Inc.	2,887		116,519
Vertex Pharmaceuticals, Inc.	9,463		232,695
Total Health Care			2,947,341
Industrials—12.9%
Aecom Technology Corp.	1,708		45,245
American Superconductor Corp.	7,885		103,215
Ameron International Corp.	927		49,947
AMR Corp.	12,457		109,372
A-Power Energy Generation Systems, Ltd.	16,107	[2]	69,260
Delta Air Lines, Inc.	10,828		95,395
FreightCar America, Inc.	6,697		145,593
FTI Consulting, Inc.	3,538		194,024
Fuelcell Energy, Inc.	29,931		130,499
Quanta Services, Inc.	12,516		203,510
URS Corp.	2,597		98,582
Total Industrials			1,244,642
Information Technology—23.9%
Activision Blizzard, Inc.	21,923		256,499
Apple, Inc.	2,797		259,198
Cisco Systems, Inc.	10,945		181,030
Google, Inc.	712		208,588
GSE Systems, Inc.	16,448		87,997
International Business Machines Corp.	3,734		304,694
Itron, Inc.	3,106		147,162
McAfee, Inc.	7,685		233,086
Nuance Communications, Inc.	10,352		95,031
QUALCOMM, Inc.	7,320		245,732
Research In Motion, Ltd.	2,041		86,681
Skyworks Solutions, Inc.	37,442		201,812
Total Information Technology			2,307,510
Materials—1.4%
Potash Corp. of Saskatchewan, Inc.	2,220		136,841
Telecommunication Services—3.5%
MetroPCS Communications, Inc.	10,580		154,891
NII Holdings, Inc., Class B	9,605		186,721
Total Telecommunication Services			341,612
Total Common Stocks (cost $13,296,360)			9,447,983
Other Investment Companies—6.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.52%[3]	276,012		276,012
BNY Institutional Cash Reserves Fund, Series B*[3,4]	34,551		3,110

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—6.3% (continued)
BNY Institutional Cash Reserves Fund, Series C*[3,5]	28,435	$28,435
Dreyfus Cash Management Fund, Institutional Class Shares, 1.85%[6]	299,783	299,783

Total Other Investment Companies (cost $638,781)		607,340
Total Investments—104.0% (cost $13,935,141)		10,055,323
Other Assets, less Liabilities—(4.0)%		(386,468)
Net Assets—100.0%		$9,668,855

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2008 (unaudited)

Portfolio Breakdown

Industry	Essex Small/ Micro Cap Growth Fund**	Russell 2000® Growth
Health Care	32.1%	25.8%

Information Technology	28.5%	22.1%

Industrials	16.1%	18.9%

Consumer Discretionary	15.9%	12.2%

Financials	4.7%	5.6%

Energy	0.7%	7.2%

Materials	0.7%	2.8%

Consumer Staples	0.5%	3.1%

Telecommunication Services	0.0%	1.4%

Utilities	0.0%	0.9%

Other Assets and Liabilities	0.8%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Corinthian Colleges, Inc.	3.2%
Volcano Corp.	2.9
Thoratec Corp.	2.6
AsiaInfo Holdings, Inc.	2.6
Luminex Corp.	2.5
Illumina, Inc.*	2.2
Argo Group International Holdings, Ltd.	2.1
Epiq Systems, Inc.	2.0
Wright Medical Group, Inc.	1.9
Greatbatch, Inc.	1.7

Top Ten as a Group	23.7%

*	Top Ten Holding at May 31, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2008 (unaudited)

	Shares		Value
Common Stocks—99.2%
Consumer Discretionary—15.9%
1-800-FLOWERS.COM, Inc.	359,303		$1,340,200
Corinthian Colleges, Inc.	289,386		4,653,327
Exide Technologies, Inc.	196,396		883,782
FGX International Holdings, Ltd.	137,598		1,411,755
Hawk Corp., Class A	112,722		1,820,460
Helen of Troy, Ltd.	133,791		2,095,167
Iconix Brand Group, Inc.	136,529		1,156,401
K12, Inc.	104,409		1,905,464
Lifetime Brands, Inc.	161,771		574,287
Steven Madden, Ltd.	103,073		1,763,579
The Finish Line, Inc., Class A	290,988		1,545,146
Ulta Salon, Cosmetics & Fragrance, Inc.	167,915		1,205,630
Wet Seal, Inc., The, Class A	663,580		1,864,660
Wonder Auto Technology, Inc.	337,833		1,270,252
Total Consumer Discretionary			23,490,110
Consumer Staples—0.5%
Darling International, Inc.	150,252		751,260
Energy—0.7%
GMX Resources, Inc.	35,126		1,009,170
Financials—4.7%
Argo Group International Holdings, Ltd.	99,767		3,156,628
PMA Capital Corp., Class A	302,274		1,526,484
Portfolio Recovery Associates, Inc.	68,415		2,309,690
Total Financials			6,992,802
Health Care—32.1%
Alliance Imaging, Inc.	216,463		1,692,741
Biolase Technology, Inc.	669,089		669,089
BioScrip, Inc.	755,868		1,058,215
Bruker BioSciences Corp.	219,001		1,029,305
Chindex International, Inc.	209,852		1,259,112
Computer Programs & Systems, Inc.	39,764		1,112,597
CryoLife, Inc.	129,517		1,178,605
Cyberonics, Inc.	135,995		1,867,211
Emergent BioSolutions, Inc.	79,382		1,795,621
Greatbatch, Inc.	99,734		2,520,278
icad, Inc.	657,503		959,954
Illumina, Inc.	147,447	[2]	3,245,308
Kendle International, Inc.	80,468		1,647,180
Luminex Corp.	164,943		3,630,395
MEDTOX Scientific, Inc.	119,267		1,025,696
Neogen Corp.	105,526		2,383,832
NuVasive, Inc.	48,448		1,669,035
PAREXEL International Corp.	157,965		1,314,269
RehabCare Group, Inc.	165,177		2,403,325
Somanetics Corp.	109,116		1,913,895
Thoratec Corp.	151,521	[2]	3,792,571
Transcend Services, Inc.	219,836		2,042,276
Volcano Corp.	259,736		4,238,892
Wright Medical Group, Inc.	165,377		2,804,794
Total Health Care			47,254,196
Industrials—16.1%
American Railcar Industries, Inc.	70,685		607,891
American Superconductor Corp.	139,701		1,828,686
Ameron International Corp.	20,034		1,079,432
A-Power Energy Generation Systems, Ltd.	163,274	[2]	702,078
Applied Signal Technology, Inc.	159,935		2,509,380
Bucyrus International, Inc.	76,061		1,485,471
CIRCOR International, Inc.	44,541		972,330
DXP Enterprises, Inc.	150,920		1,993,653
FreightCar America, Inc.	81,270		1,766,810
Fuelcell Energy, Inc.	381,841		1,664,827
Kaman Corp., Class A	87,447		2,060,251
Kaydon Corp.	58,732		1,811,882
Layne Christensen Co.	72,088		1,627,747
Powell Industries, Inc.	63,774		1,521,648
VSE Corp.	64,308		2,145,315
Total Industrials			23,777,401
Information Technology—28.5%
Advanced Analogic Technologies, Inc.	278,801		699,791
Amtech Systems, Inc.	209,618		727,374
AsiaInfo Holdings, Inc.	341,206		3,763,502
Avocent Corp.	84,408		1,587,714
Big Band Networks, Inc.	361,540		1,316,006
Blackboard, Inc.	87,146		2,146,406
Cirrus Logic, Inc.	297,900		1,257,138
Compellent Technologies, Inc.	156,930	[2]	1,685,428
Concur Technologies, Inc.	83,240		2,284,938
CyberSource Corp.	181,438		1,683,745
Daktronics, Inc.	124,242		1,131,845
DemandTec, Inc.	182,339		1,323,781
Epiq Systems, Inc.	178,700		2,902,088
Globecomm Systems, Inc.	173,443		900,169
iGate Corp.	247,148		1,507,603
Interactive Intelligence, Inc.	214,727		1,599,716
Kenexa Corp.	113,524		685,685
Lecroy Corp.	308,985		1,078,358

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology—28.5% (continued)
MICROS Systems, Inc.	127,013		$2,114,766
Netscout Systems, Inc.	205,545		1,634,083
NIC, Inc.	452,159		2,093,496
NICE Systems, Ltd.	69,350		1,546,505
Presstek, Inc.	434,729		1,065,086
Shanda Interactive Entertainment, Ltd.	62,104	[2]	1,332,752
SkillSoft PLC	367,817		2,206,902
Ultimate Software Group, Inc., The	115,928		1,774,858
Total Information Technology			42,049,735
Materials—0.7%
Headwaters, Inc.	179,668		1,020,514
Total Common Stocks (cost $210,394,616)			146,345,188
Other Investment Companies—12.3%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.52%[3]	4,985,217		4,985,217
BNY Institutional Cash Reserves Fund, Series B*[3,4]	353,256		31,793
BNY Institutional Cash Reserves Fund, Series C*[3,5]	223,855		223,855
Dreyfus Cash Management Fund, Institutional Class Shares, 1.85%[6]	12,849,817		12,849,817
Total Other Investment Companies (cost $18,412,145)			18,090,682
Total Investments—111.5% (cost $228,806,761)			164,435,870
Other Assets, less Liabilities—(11.5)%			(17,013,642)
Net Assets—100.0%			$147,422,228

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Notes to Schedules of Portfolio Investments (unaudited)

At November 30, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$13,935,659	$217,651	$(4,097,987)	$(3,880,336)
Essex Small/Micro Cap Growth	229,404,109	4,640,032	(69,608,271)	(64,968,239)

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the November 30, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2008, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$330,885	3.4%
Essex Small/Micro Cap Growth	5,495,970	3.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, The BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for Essex Growth Fund and Essex Small/Micro Cap Growth Fund for investment in the Dreyfus Cash Management Fund is $693,447 and $7,083,886, respectively.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Managers AMG Funds

Statements of Assets and Liabilities

November 30, 2008 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Assets:
Investments at value* (including securities on loan valued at $330,885 and $5,495,970, respectively)	$10,055,323	$164,435,870
Cash	—	584,550
Receivable for investments sold	250,529	1,107,421
Receivable for Fund shares sold	449	266,744
Dividends and other receivables	3,504	19,009
Prepaid expenses	11,279	20,585
Total assets	10,321,084	166,434,179
Liabilities:
Payable for investments purchased	262,305	11,794,748
Payable for Fund shares repurchased	—	1,437,833
Payable upon return of securities loaned	338,998	5,562,328
Accrued expenses:
Investment advisory and management fees	8,004	111,852
Other	42,922	105,190
Total liabilities	652,229	19,011,951
Net Assets	$9,668,855	$147,422,228
Net Assets Represent:
Paid-in capital	$108,693,315	$247,703,242
Undistributed net investment loss	(62,919)	(1,137,105)
Accumulated net realized loss from investments	(95,081,723)	(34,773,018)
Net unrealized depreciation of investments	(3,879,818)	(64,370,891)
Net Assets	$9,668,855	$147,422,228
Institutional Class Shares—Net Assets	$9,668,855	n/a
Shares outstanding	1,669,405	n/a
Net asset value, offering and redemption price per share	$5.79	n/a
Class A Shares—Net Assets	n/a	$144,680,665
Shares outstanding	n/a	13,548,140
Net asset value and redemption price per share	n/a	$10.68
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100%—maximum sales charge))	n/a	$11.33
Class C Shares—Net Assets	n/a	$2,741,563
Shares Outstanding	n/a	262,308
Net asset value and offering price per share	n/a	$10.45
* Investments at cost	$13,935,141	$228,806,761

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended November 30, 2008 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Investment Income:
Dividend income	$28,808	$207,126
Foreign withholding tax	(137)	—
Securities lending fees	13,264	45,602
Total investment income	41,935	252,728
Expenses:
Investment advisory and management fees	76,369	916,918
Distribution fees—Class A shares	n/a	221,299
Distribution fees—Class C shares	n/a	31,721
Professional fees	15,922	35,751
Transfer agent	4,083	28,216
Custodian	4,641	27,681
Registration fees	4,865	14,931
Reports to shareholders	2,124	12,955
Trustees fees and expenses	584	6,687
Miscellaneous	317	4,741
Total expenses before offsets	108,905	1,300,900
Expense recoupment	—	90,055
Expense reductions	(4,051)	(1,122)
Net expenses	104,854	1,389,833
Net investment loss	(62,919)	(1,137,105)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(3,184,496)	(31,844,315)
Net unrealized depreciation of investments	(5,777,922)	(71,474,303)
Net realized and unrealized loss	(8,962,418)	(103,318,618)
Net decrease in net assets resulting from operations	$(9,025,337)	$(104,455,723)

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended November 30, 2008 (unaudited) and for the fiscal year ended May 31, 2008

	Essex Growth		Essex Small/Micro Cap Growth
	November 30, 2008	May 31, 2008	November 30, 2008	May 31, 2008
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(62,919)	$(110,444)	$(1,137,105)	$(1,398,644)
Net realized gain (loss) on investments	(3,184,496)	1,287,058	(31,844,315)	2,601,269
Net unrealized depreciation of investments	(5,777,922)	(562,187)	(71,474,303)	(9,622,014)
Net increase (decrease) in net assets resulting from operations	(9,025,337)	614,427	(104,455,723)	(8,419,389)
Distributions to Shareholders:
From net realized gain on investments	—	—	—	(1,520,064)
From Capital Share Transactions:
Proceeds from sale of shares	130,441	6,200,371	107,452,446	132,711,470
Reinvestment of dividends and distributions	—	—	—	1,187,427
Cost of shares repurchased	(724,771)	(3,373,138)	(34,302,717)	(42,659,781)
Net increase (decrease) from capital share transactions	(594,330)	2,827,233	73,149,729	91,239,116
Total increase (decrease) in net assets	(9,619,667)	3,441,660	(31,305,994)	81,299,663
Net Assets:
Beginning of period	19,288,522	15,846,862	178,728,222	97,428,559
End of period	$9,668,855	$19,288,522	$147,422,228	$178,728,222
End of period undistributed net investment loss	$(62,919)	—	$(1,137,105)	—

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2008 (unaudited)	For the fiscal year ended May 31,				For the fiscal year ended October 31, 2004
Institutional Class Shares		2008	2007	2006	2005*
Net Asset Value, Beginning of Period	$11.10	$11.11	$9.97	$8.86	$8.54	$8.97
Income from Investment Operations:
Net investment loss	(0.04)	(0.08)[5]	(0.11)	(0.10)	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	(5.27)	0.07 [5]	1.25	1.21	0.35	(0.33)
Total from investment operations	(5.31)	(0.01)	1.14	1.11	0.32	(0.43)
Net Asset Value, End of Period	$5.79	$11.10	$11.11	$9.97	$8.86	$8.54
Total Return [1]	(47.84)%[2]	(0.09)%	11.43%	12.53%	3.75%[2]	(4.79)%
Ratio of net expenses to average net assets	1.37%[3]	1.27%	1.24%	1.29%	1.41%[3]	1.31%
Ratio of net investment loss to average net assets [1]	(0.82)%[3]	(0.72)%	(0.77)%	(0.68)%	(0.42)%[3]	(0.98)%
Portfolio turnover	73%[2]	171%	100%	74%	139%[2]	107%
Net assets at end of period (000’s omitted)	$9,669	$19,289	$15,847	$24,092	$39,434	$59,934

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.43%[3]	1.47%	1.31%	1.33%	—	—
Ratio of net investment loss to average net assets	(0.88)%[3]	(0.91)%	(0.84)%	(0.73)%	—	—

*	For the period November 1, 2004 through May 31, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2008 (unaudited)	For the fiscal year ended May 31,
Class A Shares		2008	2007	2006*	2005	2004
Net Asset Value, Beginning of Period	$19.92	$21.35	$18.93	$14.81	$15.18	$10.55
Income from Investment Operations:
Net investment loss	(0.08)	(0.22)[5]	(0.21)	(0.06)	(0.26)	(0.18)
Net realized and unrealized gain (loss) on investments	(9.16)	(0.97)[5]	2.72	4.94	0.48 [6]	4.97
Total from investment operations	(9.24)	(1.19)	2.51	4.88	0.22	4.79
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.24)	(0.09)	(0.76)	(0.59)	(0.16)
Net Asset Value, End of Period	$10.68	$19.92	$21.35	$18.93	$14.81	$15.18
Total Return [1]	(46.39)%[2]	(5.78)%	13.40%	33.35%	1.16%	45.39%
Ratio of net expenses to average net assets	1.49%[3]	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment loss to average net assets [1]	(1.21)%[3]	(1.06)%	(1.11)%	(1.04)%	(1.26)%	(1.28)%
Portfolio turnover	34%[2]	57%	100%	78%	118%	84%
Net assets at end of period (000’s omitted)	$144,681	$170,132	$93,097	$66,702	$8,510	$24,333

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.49%[3]	1.49%	1.50%	1.91%	2.17%	2.50%
Ratio of net investment loss to average net assets	(1.21)%[3]	(1.06)%	(1.12)%	(1.45)%	(1.92)%	(2.29)%

	For the six months ended November 30, 2008 (unaudited)	For the fiscal year ended May 31,		For the fiscal period ended May 31, 2006*
Class C Shares		2008	2007
Net Asset Value, Beginning of Period	$19.58	$21.14	$18.89	$19.71
Income from Investment Operations:
Net investment loss	(0.15)	(0.37)[5]	(0.18)	(0.04)
Net realized and unrealized gain (loss) on investments	(8.98)	(0.96)[5]	2.52	(0.78)
Total from investment operations	(9.13)	(1.33)	2.34	(0.82)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.23)	(0.09)	—
Net Asset Value, End of Period	$10.45	$19.58	$21.14	$18.89
Total Return [1]	(46.63)%[2]	(6.42)%	12.41%	(4.11)%[2]
Ratio of net expenses to average net assets	2.24%[3]	2.24%	2.24%	2.24%[3]
Ratio of net investment loss to average net assets [1]	(1.96)%[3]	(1.81)%	(1.86)%	(1.76)%[3]
Portfolio turnover	34%[2]	57%	100%	78%
Net assets at end of period (000’s omitted)	$2,742	$8,596	$4,331	$2,709

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	2.24%[3]	2.24%	2.25%	2.56%[3]
Ratio of net investment loss to average net assets	(1.96)%[3]	(1.81)%	(1.87)%	(2.08)%[3]

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes recoupment of previous reimbursements, and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.
[6]	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.

Managers AMG Funds

Notes to Financial Statements

November 30, 2008 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Essex Growth Fund (“Growth”) and Essex Small/Micro Cap Growth Fund (“Small/Micro Cap”) (each a “Fund” and collectively the “Funds”).

Small/Micro Cap offers two classes of shares, Class A and Class C. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Small/Micro Cap Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Small/Micro Cap Class A and C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less).

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a specific investment may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Managers AMG Funds

Notes to Financial Statements (continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Growth
Level 1	$10,023,778	—
Level 2	31,545	—
Level 3	—	—

Total	$10,055,323	—

Small/Micro Cap
Level 1	$164,180,222	—
Level 2	255,648	—
Level 3	—	—

Total	$164,435,870	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Growth Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended November 30, 2008, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $3,954 or 0.05%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2008, the custodian expense was reduced as follows: Growth—$32 and Small/Micro Cap—$212.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2008, the transfer agent expense was reduced as follows: Growth—$65 and Small/Micro Cap—$744.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2008, the Funds had no overdraft fees.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital Shares and JPMorgan U.S. Government Money Market Portfolio – Capital Shares. For the six months ended November 30, 2008, the management fee was reduced as follows: Growth—$0, Small/Micro Cap—$166.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Managers AMG Funds

Notes to Financial Statements (continued)

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdiction in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended May 31, 2005-2008), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

f.	Capital Loss Carryovers

As of November 30, 2008, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Growth	$73,551,613	2009
	17,766,477	2010

Total	$91,318,090

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2008, and the fiscal year ended May 31, 2008, the capital stock transactions in the Funds by Class were:

	Growth
	November 30, 2008		May 31, 2007
	Shares	Amount	Shares	Amount
Institutional Class Shares
Sale of shares	16,516	$130,441	601,649	$6,200,371
Shares repurchased	(84,876)	(724,771)	(290,546)	(3,373,138)

Net Increase (Decrease)	(68,360)	$(594,330)	311,103	$2,827,233

	Small/Micro Cap
	November 30, 2008		May 31, 2007
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	7,049,742	$106,356,901	6,119,250	$125,235,966
Reinvestment of dividends and distributions	—	—	49,885	1,140,335
Shares repurchased	(2,042,527)	(30,546,149)	(1,988,064)	(40,060,718)

Net Increase	5,007,215	$75,810,752	4,181,071	$86,315,583

Class C Shares
Sale of shares	62,194	$1,095,545	364,757	$7,475,504
Reinvestment of dividends and distributions	—	—	2,089	47,092
Shares repurchased	(239,021)	(3,756,568)	(132,578)	(2,599,063)

Net Increase (Decrease)	(176,827)	$(2,661,023)	234,268	$4,923,533

Managers AMG Funds

Notes to Financial Statements (continued)

At November 30, 2008, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Growth Institutional Class—one owns 50%; Small/Micro Cap Class A—two collectively own 57%; Small/Micro Cap Class C—one owns 34%. Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Essex Investment Management Co., LLC (“Essex”). AMG indirectly owns a majority interest in Essex.

Growth and Small/Micro Cap are obligated by each Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of each Fund for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

The Investment Manager has agreed, through at least October 1, 2009, to reimburse expenses of Small/Micro Cap to the extent total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) exceed the following amounts of the Fund’s average daily net assets: Class A – 1.49%, Class C – 2.24%.

In general, for a period of up to thirty-six (36) months from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s total annual operating expenses do not exceed the contractual expense limitation amount. For the six months ended November 30, 2008, Small/Micro Cap made such repayments to the Investment Manager in the amount of $90,055. At November 30, 2008, the cumulative amount of reimbursement by the Investment Manager subject to repayment by Small/Micro Cap was $5,332.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”) a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Small/Micro Cap adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, Small/Micro Cap may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of Small/Micro Cap for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2008, for Growth were $10,929,755 and $11,348,546, respectively; and for Small/Micro Cap were $139,252,842 and $60,008,442, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

Managers AMG Funds

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September and October of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established separate sleeves of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeves of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 6, 2008, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Essex Growth Fund and Essex Small/Micro Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account information on the services provided by the Investment Manager and the Subadvisor (including information provided at meetings held on May 15-16 and June 5-6, 2008), as well as performance, fee and expense information regarding the Funds provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Essex Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2008 was above, above and below, respectively, the median performance of the Peer Group and below, above and below, respectively, the performance of the Fund Benchmark, the Russell 3000 Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance, including that although the market environment in certain years has been adverse to the Subadvisor’s Investment Strategy for the Fund, which focuses on high growth companies, recent performance of the Fund has improved. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

With respect to the Essex Small/Micro Cap Fund, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2008 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index, for each period. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the

Annual Renewal of Investment Advisory Agreements (continued)

Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of each Fund and the impact on profitability of any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with such Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of such Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Essex Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses as of March 31, 2008 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the Essex Small/Micro Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2008 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2008, to limit the Fund’s net annual operating expenses to 1.49% for Class A shares and 2.24% for Class C Shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 6, 2008, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K MULTI-CAP EQUITY

Gannet Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

OFI Institutional Asset Management, Inc.

Next Century Growth Investors LLC

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, L.P.

Federated MDTA LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

CHICAGO EQUITY PARTNERS BALANCED Chicago Equity Partners, LLC GLOBAL AllianceBernstein L.P. First Quadrant, L.P. Wellington Management Company, LLP
ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES First Quadrant, L.P.
INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL ENHANCED YIELD

Gannet Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	January 30, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	January 30, 2009